Fees Summary	Mar. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 138,287,500.00
Previously Paid Amount	17,509.35
Total Fee Amount	19,097.50
Total Offset Amount	0.00
Net Fee	$ 1,588.15